- Narratives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Oct. 21, 2019 $ / shares
Meade Pipeline Co. LLC (Meade)
Schedule of Equity Method Investments
Provision on equity method investments	$ 44.2
Craven County Wood Energy LP
Schedule of Equity Method Investments
Provision on equity method investments	$ 2.2	$ 14.5
AltaGas Canada Inc. | the Consortium
Schedule of Equity Method Investments
Equity Method Investment Proposed Share Acquisition Price | $ / shares			$ 33.50